/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to Purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , November 30, 1999

MFS Charter Income Trust
Date           Identification  Shares        Repurchase      NAV     Broker
               of Security     Repurchased   Price
11/4/99        Shares of       60,000        8.3125          9.75    Merrill
               Beneficial                                            Lynch
               Interest
11/8/99        Shares of       140,000       8.375           9.77    Merrill
               Beneficial                                            Lynch
               Interest
11/11/99       Shares of       3,800         8.25            9.71    Merrill
               Beneficial                                            Lynch
               Interest
11/11/99       Shares of       200,000       8.3125          9.71    Merrill
               Beneficial                                            Lynch
               Interest
11/15/99       Shares of       10,500        8.3125          9.74    Merrill
               Beneficial                                            Lynch
               Interest
11/24/99       Shares of       23,000        8.25            9.71    Merrill
               Beneficial                                            Lynch
               Interest
11/29/99       Shares of       20,000        8.25            9.69    Merrill
               Beneficial                                            Lynch
               Interest
11/30/99       Shares of       200,000       8.125           9.71    Merrill
               Beneficial                                            Lynch
               Interest









Total Shares Repurchased:  657,300
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer